Intangibles - Summary of reconciliations of intangibles (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 17,269,432
Amortisation expense	(934,705)	$ (934,711)
Ending balance	16,334,727
Paxalisib licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,157,060
Amortisation expense	(542,173)
Ending balance	8,614,887
EVT801 licensing agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,112,372
Amortisation expense	(392,532)
Ending balance	$ 7,719,840